Investment Objectives and Goals	Jan. 31, 2026
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek after-tax total return.
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek after-tax total return.
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from regular federal income tax.
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income exempt from regular federal income tax.
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide high current income exempt from regular federal income tax.
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide high current income exempt from regular federal income tax.